UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08603

Name of Fund: BlackRock Debt Strategies Fund, Inc. (DSU)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Debt Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2016

Date of reporting period: 05/31/2015

Item 1 – Schedule of Investments

Consolidated Schedule of Investments May 31, 2015 (Unaudited)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (a)(b)		481,806	$366,172
LyondellBasell Industries NV, Class A		26	2,629

			368,801
Diversified Consumer Services — 0.7%
Cengage Thomson Learning (a)(f)		49,549	1,362,598
Houghton Mifflin Harcourt Co. (a)		147,998	3,904,187

			5,266,785
Diversified Financial Services — 0.3%
Kcad Holdings I Ltd. (a)		1,075,282,733	2,064,543
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (a)		5,037	8,563
Media — 0.0%
Adelphia Recovery Trust (a)		396,568	793
Adept Communications Corp., Class A		400,000	3,500

			4,293
Paper & Forest Products — 0.5%
Norbord, Inc.		189,449	4,046,630
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (a)		1,707	51,876
Total Common Stocks — 1.5%			11,811,491

Asset-Backed Securities (c)		Par (000)
ACAS CLO Ltd., Class D (b):
Series 2014-2A, 4.17%, 1/15/27	USD	2,500	2,467,375
Series 2015-1A, 3.90%, 4/18/27		280	269,742
ALM Loan Funding, Series 2013-7RA (b):
Class C, 3.73%, 4/24/24		1,310	1,293,071
Class D, 5.28%, 4/24/24		1,150	1,141,558
ALM VII R-2, Ltd., Series 2013-7R2A, Class C, 3.73%, 4/24/24 (b)		250	248,705
ALM XIV Ltd., Series 2014-14A, Class C, 3.73%, 7/28/26 (b)		713	694,645
Anchorage Capital CLO Ltd., Series 2015-6A, Class E1, 5.18%, 4/15/27 (b)		750	659,325
Asset-Backed Securities		Par (000)	Value
Apidos CDO, Series 2015-21A, Class C, 3.83%, 7/18/27 (b) (d)	USD	250	$245,350
Atlas Senior Loan Fund Ltd. (b):
Series 2012-1A, Class B2L, 6.52%, 8/15/24		340	341,839
Series 2014-6A, Class D, 3.98%, 10/15/26		1,240	1,216,225
Atrium CDO Corp., Series 9A, Class D, 3.79%, 2/28/24 (b)		1,300	1,285,543
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.78%, 7/15/24 (b)		900	872,361
BlueMountain CLO Ltd., Class E (b):
Series 2014-4A, 5.58%, 11/30/26		250	237,406
Series 2015-2A, 5.63%, 7/18/27 (d)		250	238,675
Carlyle Global Market Strategies CLO Ltd. (b):
Series 2012-4A, Class D, 4.78%, 1/20/25		900	901,092
Series 2013-1A, Class C, 4.26%, 2/14/25		250	249,991
Series 2015-2A, Class C, 4.02%, 4/27/27		250	245,000
Series 2015-2A, Class D, 5.57%, 4/27/27		1,000	932,700
Cent CLO 22 Ltd., Series 2014-22A, Class C, 4.03%, 11/07/26 (b)		625	609,437
CFIP CLO Ltd., Series 2013-1A, Class D, 4.03%, 4/20/24 (b)		1,500	1,451,595
CIFC Funding Ltd., Class D (b):
Series 2014-3A, 3.68%, 7/22/26		500	481,178
Series 2015-1A, 4.27%, 1/22/27		250	246,650
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.28%, 4/20/23 (b)		1,170	1,170,031
Galaxy CLO Ltd., Series 2014-18A, Class C1, 3.28%, 10/15/26 (b)		625	626,256
Highbridge Loan Management Ltd., Series 6A-2015 (b):
Class D, 1.27%, 5/05/27		300	291,000
Class E1, 5.72%, 5/05/27		1,250	1,181,250
Madison Park Funding IX Ltd., Series 2012-9AR, Class DR, 4.13%, 8/15/22 (b)		655	655,000
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.78%, 10/23/25 (b)		555	546,901

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2015	1

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Neuberger Berman CLO XVI, Ltd., Series 2014-16A, Class D, 3.63%, 4/15/26 (b)	USD	250	$240,675
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class C, 4.03%, 11/14/25 (b)		1,000	985,079
Octagon Investment Partners XX Ltd., Series 2014-1A, Class D, 3.93%, 8/12/26 (b)		350	342,403
OZLM Funding Ltd., Series 2012-2A, Class C, 4.60%, 10/30/23 (b)		500	501,296
OZLM IX, Ltd., Series 2014-9A, Class C, 3.88%, 1/20/27 (b)		1,000	983,529
OZLM VII Ltd., Series 2014-7A, Class C, 3.87%, 7/17/26 (b)		500	487,165
OZLM XII, Ltd., Series 2015-12A, Class C, 3.98%, 4/30/27 (b)		340	328,882
Regatta Funding LP, Series 2013-2A, Class C, 4.28%, 1/15/25 (b)		750	743,569
Sound Point CLO IV Ltd., Series 2013-3A, Class D, 3.78%, 1/21/26 (b)		500	488,090
Stewart Park CLO Ltd., Series 2015-1A, Class E, 5.72%, 4/15/26 (b)		500	470,000
TICP CLO I Ltd., Series 2015-1A, Class D, 3.93%, 7/20/27 (b)		250	237,650
Venture XI CLO Ltd., Series 2012-11AR (b):
Class DR, 4.23%, 11/14/22		250	248,669
Class ER, 6.43%, 11/14/22		250	248,709
Venture XII CLO Ltd., Series 2012-12A, Class D, 3.91%, 2/28/24 (b)		250	245,276
Venture XX CLO Ltd., Series 2015-20A, Class D, 4.13%, 4/15/27 (b)		500	485,750
Voya CLO Ltd. (b):
Series 2012-2AR, Class ER, 6.27%, 10/15/22		1,250	1,250,000
Series 2014-4A, Class SUB, 0.00%, 10/14/26		1,000	932,100
Total Asset-Backed Securities — 3.7%			30,018,743

Corporate Bonds
Aerospace & Defense — 0.6%
Bombardier, Inc., 7.50%, 3/15/25 (b)		205	196,031
Corporate Bonds		Par (000)	Value
Aerospace & Defense (concluded)
DigitalGlobe, Inc., 5.25%, 2/01/21 (b)	USD	1,017	$1,017,203
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (b)		307	319,280
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (b)		347	381,700
TransDigm, Inc.:
6.00%, 7/15/22		2,205	2,235,319
6.50%, 7/15/24		1,030	1,050,600

			5,200,133
Airlines — 1.3%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (b)		712	749,380
American Airlines Group, Inc., 4.63%, 3/01/20 (b)		542	527,095
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (b)		3,195	3,226,950
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18		2,390	2,515,475
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		245	272,330
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 5/15/23		2,248	2,337,978
Virgin Australia Trust, Series 2013-1, Class C, 7.13%, 10/23/18 (b)		1,022	1,045,306

			10,674,514
Auto Components — 1.7%
Affinia Group, Inc., 7.75%, 5/01/21		1,200	1,251,000
Autodis SA, 6.50%, 2/01/19	EUR	100	114,788
Dana Holding Corp., 6.75%, 2/15/21	USD	180	190,575
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		145	146,631
4.88%, 3/15/19		4,609	4,753,031
Jaguar Land Rover Automotive PLC, 5.63%, 2/01/23 (b)		425	452,625
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (b)		194	204,185
Schaeffler Finance BV, 3.25%, 5/15/25	EUR	100	109,006
Schaeffler Holding Finance BV (e):
(5.75% Cash or 6.50% PIK), 5.75%, 11/15/21		145	172,113

2	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Auto Components (concluded)
Schaeffler Holding Finance BV (e) (concluded):
(6.25% Cash or 0.00% PIK), 6.25%, 11/15/19 (b)	USD	738	$785,055
(6.75% Cash or 0.00% PIK), 6.75%, 11/15/22 (b)		3,522	3,838,980
(6.88% Cash), 6.88%, 8/15/18	EUR	385	440,461
Venture Holdings Co. LLC (a)(f):
12.00%, 7/01/49	USD	5,150	1
Series B, 9.50%, 7/01/05		5,125	1
ZF North America Capital, Inc.:
2.25%, 4/26/19	EUR	100	111,296
4.00%, 4/29/20 (b)	USD	385	391,738
4.50%, 4/29/22 (b)		206	209,605
2.75%, 4/27/23	EUR	200	215,816
4.75%, 4/29/25 (b)	USD	585	585,000

			13,971,907
Automobiles — 0.3%
General Motors Co.:
4.88%, 10/02/23		495	527,507
6.25%, 10/02/43		1,345	1,556,040
5.20%, 4/01/45		680	693,848

			2,777,395
Banks — 0.9%
Banco Espirito Santo SA:
2.63%, 5/08/17	EUR	100	108,067
4.75%, 1/15/18		200	224,324
4.00%, 1/21/19		100	110,514
Bankia SA, 4.00%, 5/22/24 (c)		200	218,013
CIT Group, Inc.:
5.00%, 5/15/17	USD	950	984,960
5.25%, 3/15/18		1,434	1,498,530
6.63%, 4/01/18 (b)		295	317,479
5.50%, 2/15/19 (b)		3,099	3,273,319
5.00%, 8/01/23		130	133,081
Lloyds Bank PLC, 11.88%, 12/16/21 (c)	EUR	12	15,322

			6,883,609
Beverages — 0.1%
Constellation Brands, Inc.:
7.25%, 5/15/17	USD	87	95,700
3.88%, 11/15/19		362	370,597

			466,297
Building Products — 0.8%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)		210	214,725
Corporate Bonds		Par (000)	Value
Building Products (concluded)
Builders FirstSource, Inc., 7.63%, 6/01/21 (b)	USD	464	$484,880
Cemex SAB de CV:
5.88%, 3/25/19 (b)		260	268,450
4.38%, 3/05/23	EUR	100	108,457
5.70%, 1/11/25 (b)	USD	825	811,346
CPG Merger Sub LLC, 8.00%, 10/01/21 (b)		740	777,000
Masonite International Corp., 5.63%, 3/15/23 (b)		579	599,265
Ply Gem Industries, Inc., 6.50%, 2/01/22		1,755	1,741,838
USG Corp., 9.75%, 1/15/18		980	1,127,108

			6,133,069
Capital Markets — 0.7%
American Capital Ltd., 6.50%, 9/15/18 (b)		1,070	1,111,462
Blackstone CQP Holdco LP, 9.30%, 3/18/19		1,363	1,349,471
E*Trade Financial Corp.:
0.00%, 8/31/19 (b)(g)(h)		593	1,684,375
5.38%, 11/15/22		773	807,785
Series A, 0.00%, 8/31/19 (g)(h)		100	284,043
UBS Group AG, 7.00% (c)(i):		200	208,750

			5,445,886
Chemicals — 2.9%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV:
5.75%, 2/01/21	EUR	100	116,420
7.38%, 5/01/21 (b)	USD	151	163,835
Axiall Corp., 4.88%, 5/15/23		39	38,415
Celanese US Holdings LLC, 5.88%, 6/15/21		324	351,540
Chemtura Corp., 5.75%, 7/15/21		221	227,077
GEO Specialty Chemicals, Inc., 7.50%, 10/30/18		6,039	11,958,032
Huntsman International LLC:
4.88%, 11/15/20		40	40,600
8.63%, 3/15/21		482	509,715
5.13%, 4/15/21	EUR	428	497,102
5.13%, 11/15/22 (b)	USD	4,000	4,010,000
INEOS Group Holdings SA:
6.13%, 8/15/18 (b)		342	351,405
6.50%, 8/15/18	EUR	124	140,786
5.75%, 2/15/19		151	169,989

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2015	3

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Chemicals (concluded)
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18	USD	30	$27,150
Platform Specialty Products Corp., 6.50%, 2/01/22 (b)		2,660	2,793,000
The Chemours Co. (b):
6.63%, 5/15/23		1,074	1,090,110
7.00%, 5/15/25		371	377,492

			22,862,668
Commercial Services & Supplies — 1.5%
Abengoa Greenfield SA, 6.50%, 10/01/19 (b)		742	697,480
ADS Waste Holdings, Inc., 8.25%, 10/01/20		267	281,351
ARAMARK Corp., 5.75%, 3/15/20		1,599	1,668,956
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.03%, 12/01/17 (c)		190	191,900
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)		164	157,440
Covanta Holding Corp., 6.38%, 10/01/22		1,305	1,389,825
Mobile Mini, Inc., 7.88%, 12/01/20		1,110	1,176,600
Modular Space Corp., 10.25%, 1/31/19 (b)		1,955	1,666,638
Silk Bidco, 7.50%, 2/01/22	EUR	150	171,129
United Rentals North America, Inc.:
7.38%, 5/15/20	USD	760	818,900
8.25%, 2/01/21		76	81,795
7.63%, 4/15/22		3,143	3,433,727

			11,735,741
Communications Equipment — 1.5%
Alcatel-Lucent USA, Inc.:
4.63%, 7/01/17 (b)		645	663,544
6.75%, 11/15/20 (b)		2,130	2,257,800
6.45%, 3/15/29		855	921,262
Avaya, Inc., 7.00%, 4/01/19 (b)		719	719,000
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (b)(d)		844	854,550
CommScope, Inc. (b):
4.38%, 6/15/20 (d)		574	579,022
5.00%, 6/15/21		265	264,338
5.50%, 6/15/24		272	270,980
Plantronics, Inc., 5.50%, 5/31/23 (b)		422	428,330
Zayo Group LLC/Zayo Capital, Inc.:
10.13%, 7/01/20		1,370	1,548,100
Corporate Bonds		Par (000)	Value
Communications Equipment (concluded)
Zayo Group LLC/Zayo Capital, Inc. (concluded):
6.00%, 4/01/23 (b)	USD	3,135	$3,156,914

			11,663,840
Construction & Engineering — 0.8%
Abengoa Finance SAU, 7.00%, 4/15/20	EUR	112	120,230
AECOM Technology Corp. (b):
5.75%, 10/15/22	USD	1,045	1,081,575
5.88%, 10/15/24		862	896,480
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)		1,905	1,966,912
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		1,925	1,973,125
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		350	333,375

			6,371,697
Construction Materials — 0.8%
Allegion US Holding Co., Inc., 5.75%, 10/01/21		117	122,558
HD Supply, Inc.:
11.00%, 4/15/20		786	890,145
7.50%, 7/15/20		3,069	3,318,356
5.25%, 12/15/21 (b)		2,250	2,340,000

			6,671,059
Consumer Finance — 1.2%
Ally Financial, Inc.:
6.25%, 12/01/17		30	32,175
5.13%, 9/30/24		3,045	3,113,513
4.63%, 3/30/25		375	367,500
8.00%, 11/01/31		4,726	5,812,980

			9,326,168
Containers & Packaging — 0.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
3.27%, 12/15/19 (b)(c)		1,620	1,593,675
6.00%, 6/30/21 (b)		465	467,325
4.25%, 1/15/22	EUR	370	415,514
Beverage Packaging Holdings Luxembourg II SA, 6.00%, 6/15/17 (b)	USD	727	734,270
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		1,575	1,555,313

4	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Containers & Packaging (concluded)
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21	USD	715	$750,750
Crown European Holdings SA, 4.00%, 7/15/22	EUR	320	372,104
JH-Holding Finance SA, (8.25% Cash), 8.25%, 12/01/22 (e)		100	115,871
Sealed Air Corp. (b):
6.50%, 12/01/20	USD	120	133,800
8.38%, 9/15/21		60	67,500
SGD Group SAS, 5.63%, 5/15/19	EUR	100	112,850
Smurfit Kappa Acquisitions, 4.88%, 9/15/18 (b)	USD	200	211,000

			6,529,972
Distributors — 0.1%
VWR Funding, Inc., 7.25%, 9/15/17		938	974,347
Diversified Consumer Services — 0.1%
Laureate Education, Inc., 10.00%, 9/01/19 (b)		427	413,122
Service Corp. International, 4.50%, 11/15/20		307	315,443

			728,565
Diversified Financial Services — 1.4%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 5.00%, 10/01/21 (b)		685	726,100
Bank of America Corp.:
6.05%, 5/16/16		325	339,105
6.50%, 8/01/16		410	434,515
5.63%, 10/14/16		100	105,703
General Motors Financial Co., Inc.:
4.38%, 9/25/21		650	677,896
4.25%, 5/15/23		101	103,626
4.00%, 1/15/25		1,095	1,087,897
HSH Nordbank AG, 0.83%, 2/14/17 (c)	EUR	179	158,259
International Lease Finance Corp.:
4.63%, 4/15/21	USD	169	176,182
5.88%, 8/15/22		655	723,775
Jefferies Finance LLC/JFIN Co-Issuer Corp. (b):
7.38%, 4/01/20		825	827,062
6.88%, 4/15/22		716	691,835
Reynolds Group Issuer, Inc.:
9.88%, 8/15/19		308	326,480
5.75%, 10/15/20		4,215	4,388,869
Corporate Bonds		Par (000)	Value
Diversified Financial Services (concluded)
Reynolds Group Issuer, Inc. (concluded):
6.88%, 2/15/21	USD	266	$280,630

			11,047,934
Diversified Telecommunication Services — 2.0%
CenturyLink, Inc.:
6.45%, 6/15/21		240	255,900
Series V, 5.63%, 4/01/20		1,153	1,203,444
Frontier Communications Corp.:
8.50%, 4/15/20		70	74,900
6.25%, 9/15/21		505	486,378
7.13%, 1/15/23		255	244,162
7.63%, 4/15/24		2,730	2,627,625
6.88%, 1/15/25		225	205,312
Level 3 Financing, Inc.:
3.91%, 1/15/18 (c)		646	654,075
6.13%, 1/15/21		1,217	1,290,020
5.38%, 8/15/22		3,395	3,471,387
5.13%, 5/01/23 (b)		1,560	1,563,900
5.38%, 5/01/25 (b)		1,872	1,862,640
Series TIT, 6.00%, 7/24/17 (h)	EUR	100	132,455
Telecom Italia Finance SA, 7.75%, 1/24/33		100	154,887
Telecom Italia SpA:
6.38%, 6/24/19	GBP	200	339,167
3.25%, 1/16/23	EUR	150	171,211
5.88%, 5/19/23	GBP	300	505,505
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		319	380,576
6.75%, 8/15/24		322	394,323

			16,017,867
Electric Utilities — 0.3%
ContourGlobal Power Holdings SA, 7.13%, 6/01/19 (b)	USD	897	935,123
Homer City Generation LP (e):
(8.14% Cash), 8.14%, 10/01/19		220	222,298
(8.73% Cash), 8.73%, 10/01/26		469	475,606
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		431	456,394

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2015	5

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Electric Utilities (concluded)
Talen Energy Supply LLC, 6.50%, 6/01/25 (b)	USD	419	$427,551

			2,516,972
Electrical Equipment — 0.0%
Belden, Inc., 5.50%, 4/15/23	EUR	209	241,883
Energy Equipment & Services — 1.0%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)	USD	2,195	2,052,325
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		18	18,000
GrafTech International Ltd., 6.38%, 11/15/20		150	141,000
MEG Energy Corp. (b):
6.50%, 3/15/21		2,599	2,521,030
6.38%, 1/30/23		29	27,405
7.00%, 3/31/24		835	805,775
Peabody Energy Corp., 6.25%, 11/15/21		1,072	527,960
Precision Drilling Corp.:
6.63%, 11/15/20		190	188,100
5.25%, 11/15/24		641	564,881
Transocean, Inc.:
3.00%, 10/15/17		509	496,593
6.00%, 3/15/18		674	685,795
6.50%, 11/15/20		295	280,988

			8,309,852
Food & Staples Retailing — 0.7%
Family Tree Escrow LLC (b):
5.25%, 3/01/20		219	229,676
5.75%, 3/01/23		3,023	3,189,265
Rite Aid Corp.:
9.25%, 3/15/20		435	477,195
6.75%, 6/15/21		47	49,468
6.13%, 4/01/23 (b)		1,954	2,032,160

			5,977,764
Food Products — 0.3%
Anna Merger Sub, Inc., 7.75%, 10/01/22 (b)		780	796,575
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)		200	213,706
Boparan Finance PLC:
5.25%, 7/15/19	GBP	100	145,389
4.38%, 7/15/21	EUR	110	112,658
5.50%, 7/15/21	GBP	145	205,495
Smithfield Foods, Inc.:
5.88%, 8/01/21 (b)	USD	257	269,208
Corporate Bonds		Par (000)	Value
Food Products (concluded)
Smithfield Foods, Inc. (concluded):
6.63%, 8/15/22	USD	849	$917,557

			2,660,588
Health Care Equipment & Supplies — 1.3%
Biomet, Inc., 6.50%, 10/01/20		1,889	1,984,017
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)		1,542	1,588,260
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21 (b)		1,495	1,614,600
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		410	413,587
Mallinckrodt International Finance SA, 5.75%, 8/01/22 (b)		3,020	3,163,450
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (b):
4.88%, 4/15/20		350	358,313
5.50%, 4/15/25		294	295,691
Teleflex, Inc., 6.88%, 6/01/19		830	858,535

			10,276,453
Health Care Providers & Services — 4.2%
Acadia Healthcare Co., Inc., 5.13%, 7/01/22		1,990	1,990,000
Alere, Inc., 7.25%, 7/01/18		1,500	1,591,875
Amsurg Corp., 5.63%, 7/15/22		2,628	2,690,415
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		776	798,310
6.88%, 2/01/22		2,134	2,278,066
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	200	227,875
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/24	USD	1,922	1,942,421
5.00%, 5/01/25		1,229	1,221,319
ExamWorks Group, Inc., 5.63%, 4/15/23		468	478,530
HCA Holdings, Inc., 7.75%, 5/15/21		3,431	3,671,239
HCA, Inc.:
3.75%, 3/15/19		1,048	1,063,720
6.50%, 2/15/20		2,254	2,516,027
7.50%, 2/15/22		800	936,000
5.88%, 3/15/22		1,148	1,282,890
4.75%, 5/01/23		1,898	1,964,430
5.00%, 3/15/24		450	469,125
5.38%, 2/01/25		879	905,370
HealthSouth Corp., 5.75%, 11/01/24		331	341,758
Hologic, Inc., 6.25%, 8/01/20		1,933	2,003,071

6	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (concluded)
Kindred Healthcare, Inc., 6.38%, 4/15/22	USD	229	$233,580
Omnicare, Inc.:
4.75%, 12/01/22		203	220,255
5.00%, 12/01/24		128	141,600
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (b)		128	128,960
Tenet Healthcare Corp.:
6.25%, 11/01/18		607	661,248
4.75%, 6/01/20		1,190	1,210,825
6.00%, 10/01/20		1,478	1,581,460
4.50%, 4/01/21		24	23,760
8.13%, 4/01/22		707	770,630

			33,344,759
Hotels, Restaurants & Leisure — 2.1%
Boyd Gaming Corp., 6.88%, 5/15/23		977	994,097
Carlson Travel Holdings, Inc., (7.50% Cash or 8.25% PIK), 7.50%, 8/15/19 (b)(e)		204	207,060
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		660	709,500
5.00%, 9/01/23		326	334,391
5.50%, 12/01/24		2,578	2,700,455
Cirsa Funding Luxembourg SA, 5.88%, 5/15/23	EUR	375	410,833
ESH Hospitality, Inc., 5.25%, 5/01/25 (b)	USD	455	458,413
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18		391	404,685
International Game Technology PLC, 6.25%, 2/15/22 (b)		200	194,000
MGM Resorts International:
5.25%, 3/31/20		1,175	1,210,250
6.75%, 10/01/20		151	163,646
6.63%, 12/15/21		1,000	1,075,000
6.00%, 3/15/23		1,462	1,514,997
New Red Finance, Inc., 6.00%, 4/01/22 (b)		1,055	1,094,035
Pinnacle Entertainment, Inc., 6.38%, 8/01/21		597	637,297
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	100	116,198
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/23 (b)	USD	412	412,000
Sabre GLBL, Inc., 5.38%, 4/15/23 (b)		388	394,790
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		842	869,365
Snai SpA, 7.63%, 6/15/18	EUR	245	280,520
Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Station Casinos LLC, 7.50%, 3/01/21	USD	1,618	$1,723,170
Tropicana Entertainment LLC/Tropicana Finance Corp., 0.00%, 12/15/15 (a)(f)		800	—
The Unique Pub Finance Co. PLC:
Series A4, 5.66%, 6/30/27	GBP	417	649,365
Series N, 6.46%, 3/30/32		200	270,527

			16,824,594
Household Durables — 1.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (b)	USD	556	522,640
Beazer Homes USA, Inc.:
6.63%, 4/15/18		1,125	1,162,969
5.75%, 6/15/19		646	631,465
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)		285	286,425
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)		1,565	1,635,425
The Ryland Group, Inc., 6.63%, 5/01/20		130	141,050
Shea Homes LP/Shea Homes Funding Corp. (b):
5.88%, 4/01/23		858	883,740
6.13%, 4/01/25		868	894,040
Standard Pacific Corp.:
10.75%, 9/15/16		565	625,737
8.38%, 1/15/21		1,735	2,029,950
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)		374	375,870
Tri Pointe Holdings, Inc. (b):
4.38%, 6/15/19		615	605,775
5.88%, 6/15/24		420	413,175

			10,208,261
Household Products — 0.4%
Spectrum Brands, Inc.:
6.38%, 11/15/20		315	336,262
6.63%, 11/15/22		1,810	1,941,225
5.75%, 7/15/25 (b)		672	692,160

			2,969,647
Independent Power and Renewable Electricity Producers — 0.9%
AES Corp.:
7.38%, 7/01/21		559	625,731
5.50%, 3/15/24		981	985,905
Baytex Energy Corp., 5.13%, 6/01/21 (b)		210	204,225

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2015	7

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Independent Power and Renewable Electricity Producers (concluded)
Calpine Corp.:
5.38%, 1/15/23	USD	768	$771,840
5.50%, 2/01/24		627	625,432
Dynegy, Inc., 6.75%, 11/01/19 (b)		750	793,125
NRG Energy, Inc.:
7.88%, 5/15/21		218	233,532
6.25%, 5/01/24		330	337,425
NRG REMA LLC:
Series B, 9.24%, 7/02/17		69	72,342
Series C, 9.68%, 7/02/26		746	809,410
QEP Resources, Inc., 5.38%, 10/01/22		1,590	1,597,950

			7,056,917
Insurance — 0.4%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)		747	767,542
CNO Financial Group, Inc.:
4.50%, 5/30/20		40	41,348
6.38%, 10/01/20 (b)		329	350,615
5.25%, 5/30/25		268	278,050
Genworth Holdings, Inc., 4.80%, 2/15/24		295	253,700
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (b)		400	413,000
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		725	766,688
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	150	234,682

			3,105,625
Internet Software & Services — 0.2%
IAC/InterActiveCorp, 4.88%, 11/30/18	USD	700	724,500
Interactive Data Corp., 5.88%, 4/15/19 (b)		910	923,650

			1,648,150
IT Services — 1.5%
Audatex North America, Inc., 6.00%, 6/15/21 (b)		1,125	1,173,983
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		795	841,706
Epicor Software Corp., 8.63%, 5/01/19		720	752,400
First Data Corp.:
7.38%, 6/15/19 (b)		1,938	2,015,520
6.75%, 11/01/20 (b)		2,687	2,868,372
11.75%, 8/15/21		753	861,244
Open Text Corp., 5.63%, 1/15/23 (b)		1,353	1,367,376
Corporate Bonds		Par (000)	Value
IT Services (concluded)
SunGard Data Systems, Inc., 6.63%, 11/01/19	USD	1,410	$1,471,687
WEX, Inc., 4.75%, 2/01/23 (b)		601	582,970

			11,935,258
Machinery — 0.0%
SPX Corp., 6.88%, 9/01/17		65	70,850
Media — 7.2%
Adria Bidco BV, 7.88%, 11/15/20	EUR	100	117,474
Altice Financing SA:
6.50%, 1/15/22 (b)	USD	1,260	1,291,500
5.25%, 2/15/23	EUR	200	228,446
6.63%, 2/15/23 (b)	USD	1,230	1,274,587
Altice Finco SA, 7.63%, 2/15/25 (b)		225	230,625
Altice SA:
7.25%, 5/15/22	EUR	502	567,887
7.75%, 5/15/22 (b)	USD	895	903,950
6.25%, 2/15/25	EUR	101	109,275
7.63%, 2/15/25 (b)	USD	1,221	1,205,737
Altice US Finance I Corp., 5.38%, 7/15/23 (b)(d)		2,152	2,152,000
Altice US Finance II Corp., 7.75%, 7/15/25 (b)(d)		744	744,000
Altice US Finance SA, 7.75%, 7/15/25 (b)(d)		825	810,769
AMC Networks, Inc.:
7.75%, 7/15/21		1,005	1,092,937
4.75%, 12/15/22		156	159,120
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.50%, 4/30/21		320	336,600
5.25%, 9/30/22		368	373,520
5.13%, 2/15/23		380	380,000
5.13%, 5/01/23 (b)		195	195,975
5.88%, 5/01/27 (b)		155	156,163
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)		669	—
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		1,364	1,442,430
6.50%, 11/15/22		3,826	4,037,153
Columbus International, Inc., 7.38%, 3/30/21 (b)		850	921,188
DISH DBS Corp.:
4.25%, 4/01/18		1,460	1,500,150
5.88%, 11/15/24		2,403	2,409,007
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (b)		198	198,000
Gannett Co., Inc.:
5.13%, 10/15/19		215	224,944
5.13%, 7/15/20		237	247,665

8	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Media (continued)
Gannett Co., Inc. (concluded):
4.88%, 9/15/21 (b)	USD	466	$469,495
6.38%, 10/15/23		330	351,450
5.50%, 9/15/24 (b)		289	294,058
Gray Television, Inc., 7.50%, 10/01/20		557	593,205
iHeartCommunications, Inc.:
9.00%, 12/15/19		450	442,125
9.00%, 3/01/21		906	856,170
9.00%, 9/15/22		930	875,130
Intelsat Jackson Holdings SA, 5.50%, 8/01/23		4,372	4,015,420
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		232	247,950
MDC Partners, Inc., 6.75%, 4/01/20 (b)		836	829,730
Media General Financing Sub, Inc., 5.88%, 11/15/22 (b)		378	387,450
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)		265	274,275
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		538	554,140
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (b)		410	411,538
Numericable Group SA:
4.88%, 5/15/19 (b)		3,155	3,173,930
5.38%, 5/15/22	EUR	135	155,143
6.00%, 5/15/22 (b)	USD	1,885	1,901,494
5.63%, 5/15/24	EUR	295	339,421
6.25%, 5/15/24 (b)	USD	630	638,663
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		130	134,550
5.63%, 2/15/24		115	120,463
5.63%, 2/15/24 (b)		127	133,033
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (b)		485	516,525
Sirius XM Radio, Inc. (b):
4.25%, 5/15/20		141	140,824
5.75%, 8/01/21		464	483,140
4.63%, 5/15/23		60	57,900
5.38%, 4/15/25		1,525	1,527,287
Sterling Entertainment Corp., 9.75%, 12/15/19		1,300	1,326,000
United Group BV, Series APR, 7.88%, 11/15/20	EUR	100	117,474
Corporate Bonds		Par (000)	Value
Media (concluded)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (b)	USD	1,270	$1,309,687
4.00%, 1/15/25	EUR	298	332,203
Univision Communications, Inc. (b):
8.50%, 5/15/21	USD	1,820	1,940,575
5.13%, 5/15/23		2,690	2,696,725
5.13%, 2/15/25		942	936,819
Virgin Media Secured Finance PLC:
5.38%, 4/15/21 (b)		1,152	1,206,720
6.25%, 3/28/29	GBP	453	733,907
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)	USD	1,300	1,371,500
Ziggo Bond Finance BV:
4.63%, 1/15/25	EUR	168	188,223
5.88%, 1/15/25 (b)	USD	1,895	1,932,900

			57,328,344
Metals & Mining — 2.8%
Alcoa, Inc.:
6.15%, 8/15/20		1,395	1,570,038
5.13%, 10/01/24		2,261	2,413,617
Constellium NV:
4.63%, 5/15/21	EUR	119	124,163
8.00%, 1/15/23 (b)	USD	2,600	2,743,000
5.75%, 5/15/24 (b)		439	412,660
First Quantum Minerals Ltd. (b):
7.00%, 2/15/21		145	140,469
7.25%, 5/15/22		435	419,231
FMG Resources August 2006 Pty, Ltd., 9.75%, 3/01/22 (b)		161	169,050
Global Brass & Copper, Inc., 9.50%, 6/01/19		740	808,450
Kaiser Aluminum Corp., 8.25%, 6/01/20		550	598,125
Novelis, Inc.:
8.38%, 12/15/17		215	224,944
8.75%, 12/15/20		4,901	5,221,084
Peabody Energy Corp., 6.50%, 9/15/20		562	289,430
Perstorp Holding AB, 8.75%, 5/15/17 (b)		410	429,475
Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17		673	684,778
Steel Dynamics, Inc.:
5.13%, 10/01/21		790	799,875
6.38%, 8/15/22		595	636,650

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2015	9

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Metals & Mining (concluded)
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)	USD	4,197	$4,480,339

			22,165,378
Multi-Utilities — 0.0%
CE Energy AS, 7.00%, 2/01/21	EUR	175	199,891
Multiline Retail — 0.3%
Hema Bondco I BV, 6.25%, 6/15/19		350	336,354
The Neiman Marcus Group Ltd. (b):
8.00%, 10/15/21	USD	1,955	2,096,738
(8.75% Cash or 9.50% PIK), 8.75%, 10/15/21 (e)		150	162,000

			2,595,092
Oil, Gas & Consumable Fuels — 6.2%
Antero Resources Corp., 5.13%, 12/01/22		26	25,935
Antero Resources Finance Corp.:
6.00%, 12/01/20		211	216,275
5.38%, 11/01/21		904	915,300
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		200	193,500
California Resources Corp.:
5.50%, 9/15/21		728	689,780
6.00%, 11/15/24		3,902	3,589,840
Chaparral Energy, Inc., 7.63%, 11/15/22		330	264,000
Chesapeake Energy Corp.:
6.88%, 11/15/20		211	222,605
6.13%, 2/15/21		104	105,820
5.75%, 3/15/23		1,004	991,450
Cimarex Energy Co., 4.38%, 6/01/24		254	261,303
Concho Resources, Inc., 5.50%, 4/01/23		2,390	2,425,850
CONSOL Energy, Inc., 5.88%, 4/15/22		4,037	3,764,502
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.13%, 3/01/22		57	59,494
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)		740	769,600
Denbury Resources, Inc.:
5.50%, 5/01/22		186	177,514
4.63%, 7/15/23		49	44,713
El Paso LLC:
7.80%, 8/01/31		143	167,801
7.75%, 1/15/32		684	805,821
Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Equity LP:
7.50%, 10/15/20	USD	345	$394,163
5.88%, 1/15/24		1,825	1,939,062
EP Energy LLC/Everest Acquisition Finance, Inc., 6.38%, 6/15/23 (b)		711	711,889
Halcon Resources Corp.:
8.63%, 2/01/20 (b)		1,094	1,110,410
8.88%, 5/15/21		1,530	1,074,825
9.25%, 2/15/22		60	41,700
Hilcorp Energy I LP/Hilcorp Finance Co. (b):
7.63%, 4/15/21		1,274	1,328,145
5.00%, 12/01/24		641	623,372
Laredo Petroleum, Inc., 7.38%, 5/01/22		153	162,563
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/01/19		86	73,530
8.63%, 4/15/20		2,912	2,633,540
7.75%, 2/01/21		490	422,625
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22		34	37,798
4.50%, 7/15/23		10	9,875
4.88%, 6/01/25		1,310	1,301,812
Newfield Exploration Co., 5.38%, 1/01/26		330	341,550
NGPL PipeCo LLC, 9.63%, 6/01/19 (b)		435	443,700
Oasis Petroleum, Inc.:
7.25%, 2/01/19		495	508,612
6.50%, 11/01/21		555	559,162
Pacific Drilling SA, 5.38%, 6/01/20 (b)		299	246,675
Paramount Resources, Ltd., 6.88%, 6/30/23 (b)(d)		518	520,590
PDC Energy, Inc., 7.75%, 10/15/22		510	545,700
Petrobras Global Finance BV, 4.75%, 1/14/25	EUR	100	106,794
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)	USD	210	200,025
Range Resources Corp.:
5.75%, 6/01/21		277	287,388
5.00%, 8/15/22		10	9,950
5.00%, 3/15/23		23	23,000
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23		1,698	1,707,339

10	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.63%, 7/15/22	USD	464	$462,840
Rosetta Resources, Inc., 5.63%, 5/01/21		479	507,788
RSP Permian, Inc., 6.63%, 10/01/22 (b)		441	458,640
Sabine Pass Liquefaction LLC:
6.25%, 3/15/22		104	109,460
5.63%, 4/15/23		3,962	4,031,335
5.75%, 5/15/24		762	774,382
5.63%, 3/01/25 (b)		1,187	1,187,000
Sabine Pass LNG LP, 7.50%, 11/30/16		2,590	2,764,825
Sanchez Energy Corp., 6.13%, 1/15/23		838	796,100
SandRidge Energy, Inc.:
8.75%, 1/15/20		91	58,923
7.50%, 2/15/23		1,082	600,510
Seven Generations Energy, Ltd., 6.75%, 5/01/23 (b)		265	266,988
Seventy Seven Energy, Inc., 6.50%, 7/15/22		318	199,545
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.:
7.50%, 7/01/21		798	833,910
5.50%, 8/15/22		834	800,640
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (b)		833	880,897
Ultra Petroleum Corp., 5.75%, 12/15/18 (b)		525	507,937
Whiting Petroleum Corp., 5.00%, 3/15/19		1,518	1,518,000

			49,816,617
Paper & Forest Products — 0.0%
International Paper Co., 7.30%, 11/15/39		5	6,308
Pharmaceuticals — 2.0%
Capsugel SA, (7.00% Cash or 7.75% PIK), 7.00%, 5/15/19 (b)(e)		171	174,848
Endo Finance LLC/Endo Finco, Inc. (b):
7.00%, 12/15/20		167	175,768
7.25%, 1/15/22		145	154,063
6.00%, 2/01/25		1,915	1,938,937
Grifols Worldwide Operations, Ltd., 5.25%, 4/01/22		937	955,740
Corporate Bonds		Par (000)	Value
Pharmaceuticals (concluded)
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)	USD	125	$134,219
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (b)		1,221	1,290,444
5.38%, 3/15/20 (b)		393	409,702
7.00%, 10/01/20 (b)		1,150	1,203,187
6.38%, 10/15/20 (b)		687	732,943
7.50%, 7/15/21 (b)		1,890	2,067,660
5.63%, 12/01/21 (b)		661	685,787
7.25%, 7/15/22 (b)		1,010	1,080,700
5.50%, 3/01/23 (b)		637	649,740
4.50%, 5/15/23	EUR	300	333,609
5.88%, 5/15/23 (b)	USD	2,091	2,166,799
6.13%, 4/15/25 (b)		1,644	1,709,760

			15,863,906
Professional Services — 0.1%
Truven Health Analytics, Inc., 10.63%, 6/01/20		380	399,950
Real Estate Investment Trusts (REITs) — 0.2%
Felcor Lodging LP, 5.63%, 3/01/23		377	393,965
iStar Financial, Inc.:
4.00%, 11/01/17		535	526,975
5.00%, 7/01/19		375	370,781

			1,291,721
Real Estate Management & Development — 0.7%
Lennar Corp., 4.75%, 11/15/22		110	109,038
Realogy Corp. (b):
7.63%, 1/15/20		3,446	3,682,912
9.00%, 1/15/20		214	230,585
Realogy Group LLC/Realogy Co-Issuer Corp. (b):
4.50%, 4/15/19		1,181	1,198,715
5.25%, 12/01/21		506	515,487
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (b)		245	256,638

			5,993,375
Road & Rail — 0.6%
EC Finance PLC, 5.13%, 7/15/21	EUR	215	248,768
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (b)	USD	1,565	1,561,087
The Hertz Corp.:
7.50%, 10/15/18		1,555	1,609,425
7.38%, 1/15/21		1,122	1,173,893

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2015	11

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Road & Rail (concluded)
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (b)	USD	350	$357,000

			4,950,173
Semiconductors & Semiconductor Equipment — 0.4%
Micron Technology, Inc. (b):
5.25%, 1/15/24		495	490,050
5.50%, 2/01/25		225	223,290
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (b)		1,020	1,076,100
Sensata Technologies BV (b):
5.63%, 11/01/24		220	234,575
5.00%, 10/01/25		1,002	1,011,389

			3,035,404
Software — 0.6%
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 5/01/21 (b)(e)		918	934,065
Infor US, Inc., 6.50%, 5/15/22 (b)		1,572	1,633,151
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		2,270	2,289,862

			4,857,078
Specialty Retail — 0.4%
Magnolia BC SA, 9.00%, 8/01/20	EUR	220	260,352
Party City Holdings, Inc., 8.88%, 8/01/20	USD	410	441,365
Penske Automotive Group, Inc., 5.38%, 12/01/24		1,100	1,138,500
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/01/22		146	155,490
5.50%, 11/01/23		559	591,143
Sonic Automotive, Inc., 5.00%, 5/15/23		146	145,635
THOM Europe SAS, 7.38%, 7/15/19	EUR	285	330,231
TUI AG, 4.50%, 10/01/19		105	121,376

			3,184,092
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co.:
6.88%, 5/01/22	USD	405	441,450
5.00%, 5/01/25 (b)		394	392,522
PVH Corp., 4.50%, 12/15/22		122	123,830
Corporate Bonds		Par (000)	Value
Textiles, Apparel & Luxury Goods (concluded)
The William Carter Co., 5.25%, 8/15/21	USD	469	$485,415

			1,443,217
Tobacco — 0.0%
Altria Group, Inc., 9.95%, 11/10/38		17	28,407
Trading Companies & Distributors — 0.1%
Ashtead Capital, Inc. (b):
6.50%, 7/15/22		539	578,751
5.63%, 10/01/24		525	547,313

			1,126,064
Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (b)		459	461,295
JCH Parent, Inc., (10.50% Cash or 11.25% PIK), 10.50%, 3/15/19 (b)(e)		1,066	788,655

			1,249,950
Wireless Telecommunication Services — 3.8%
Communications Sales & Leasing, Inc. (b):
6.00%, 4/15/23		600	603,000
8.25%, 10/15/23		830	846,600
Crown Castle International Corp., 5.25%, 1/15/23		115	121,239
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		375	430,469
Digicel Group Ltd. (b):
8.25%, 9/30/20		245	254,065
7.13%, 4/01/22		1,000	972,500
Digicel Ltd., 6.00%, 4/15/21 (b)		3,378	3,335,775
The Geo Group, Inc., 5.88%, 1/15/22		370	390,813
SBA Communications Corp., 4.88%, 7/15/22 (b)		2,400	2,413,680
Sprint Communications, Inc. (b):
9.00%, 11/15/18		7,557	8,662,211
7.00%, 3/01/20		3,950	4,359,812
Sprint Corp.:
7.88%, 9/15/23		2,604	2,648,008
7.13%, 6/15/24		1,476	1,428,030
T-Mobile USA, Inc.:
6.63%, 4/28/21		455	485,166
6.13%, 1/15/22		81	84,949
6.73%, 4/28/22		295	314,175
6.00%, 3/01/23		588	610,417
6.84%, 4/28/23		85	90,525
6.50%, 1/15/24		584	616,120
6.38%, 3/01/25		1,100	1,148,125

12	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (concluded)
Wind Acquisition Finance SA, 4.00%, 7/15/20	EUR	868	$966,671

			30,782,350
Total Corporate Bonds — 59.9%			478,947,558

Floating Rate Loan Interests (c)
Aerospace & Defense — 1.5%
BE Aerospace, Inc., 2014 Term Loan B, 4.00%, 12/16/21	USD	1,516	1,529,937
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20		1,387	1,387,574
TASC, Inc., 2nd Lien Term Loan, 12.00%, 5/30/21		1,675	1,756,656
Transdigm, Inc.:
2015 Term Loan E, 3.50%, 5/14/22		704	698,521
Term Loan D, 3.75%, 6/04/21		844	841,997
TransUnion LLC, Term Loan, 4.00%, 4/09/21		5,648	5,629,820

			11,844,505
Air Freight & Logistics — 0.4%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		982	932,443
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		1,025	973,470
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		157	149,317
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		1,413	1,342,718

			3,397,948
Airlines — 0.6%
Delta Air Lines, Inc., 2018 Term Loan B1, 3.25%, 10/18/18		2,945	2,942,818
Northwest Airlines, Inc. :
2.25%, 3/10/17		328	321,488
1.63%, 9/10/18		351	336,243
1.64%, 9/10/18		177	169,238
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		1,264	1,261,836

			5,031,623
Auto Components — 2.1%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20		782	782,287
Floating Rate Loan Interests (c)		Par (000)	Value
Auto Components (concluded)
Autoparts Holdings Ltd.:
1st Lien Term Loan, 7.00%, 7/29/17	USD	2,067	$1,985,910
2nd Lien Term Loan, 10.50%, 1/29/18		1,890	1,691,550
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		1,229	1,230,974
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		1,486	1,474,326
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		6,373	6,343,532
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4.75%, 4/30/19		1,803	1,815,037
INA Beteiligungsgesellschaft mbH, Term Loan B, 4.25%, 5/15/20		1,275	1,280,980
UCI International, Inc., Term Loan B, 5.50%, 7/26/17		280	277,066

			16,881,662
Banks — 0.1%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		597	596,691
2nd Lien Term Loan, 8.25%, 6/03/21		380	381,138

			977,829
Building Products — 2.5%
Continental Building Products LLC, 1st Lien Term Loan, 4.00%, 8/28/20		1,804	1,800,152
CPG International, Inc., Term Loan, 4.75%, 9/30/20		4,150	4,121,906
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		1,544	1,498,068
Hanson Building Products Ltd., 1st Lien Term Loan, 6.50%, 2/18/22		591	592,884
Interline Brands, Inc., 2021 Term Loan, 4.00%, 3/17/21		1,624	1,620,564
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/21		2,195	2,205,472
Nortek, Inc., Term Loan, 3.50%, 10/30/20		2,059	2,051,715
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		2,015	2,013,643
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		1,197	1,197,121

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2015	13

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Building Products (concluded)
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19	USD	410	$408,616
Term Loan B, 4.00%, 10/31/19		2,278	2,270,927

			19,781,068
Capital Markets — 0.4%
Affinion Group, Inc., Term Loan B, 6.75%, 4/30/18		987	950,810
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		658	656,091
RPI Finance Trust, Term Loan B4, 3.50%, 11/09/20		1,400	1,401,400

			3,008,301
Chemicals — 3.0%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		239	239,883
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		124	124,464
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		2,939	2,937,463
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/30/20		73	73,225
Chemours Company Co., Term Loan B, 3.75%, 5/22/22		1,018	1,018,365
Chromaflo Technologies Corp.:
1st Lien Term Loan, 4.50%, 12/02/19		716	712,376
2nd Lien Term Loan, 8.25%, 6/02/20		405	394,860
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		1,574	1,544,387
INEOS US Finance LLC, 6 Year Term Loan, 3.75%, 5/04/18		1,220	1,219,197
Kronos Worldwide Inc., 2015 Term Loan, 4.00%, 2/18/20		431	431,007
MacDermid, Inc., 1st Lien Term Loan, 4.50%, 6/07/20		2,371	2,379,576
Minerals Technologies, Inc., Term Loan B, 4.00%, 5/07/21		2,891	2,895,944
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		1,626	1,601,435
OXEA Finance LLC:
2nd Lien Term Loan, 8.25%, 7/15/20		1,155	1,059,135
Term Loan B2, 4.25%, 1/15/20		1,473	1,418,576
Floating Rate Loan Interests (c)		Par (000)	Value
Chemicals (concluded)
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.50%, 7/31/18	USD	849	$851,473
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		1,662	1,662,065
2nd Lien Term Loan, 7.75%, 7/31/22		1,915	1,851,575
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		722	720,332
Univar, Inc., Term Loan B, 5.00%, 6/30/17		703	701,428

			23,836,766
Commercial Services & Supplies — 3.4%
ADS Waste Holdings, Inc., Term Loan, 3.75%, 10/09/19		2,590	2,576,496
ARAMARK Corp.:
Term Loan E, 3.25%, 9/07/19		2,852	2,855,935
Term Loan F, 3.25%, 2/24/21		1,214	1,212,655
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		2,475	2,460,817
Catalent Pharma Solutions, Inc., Term Loan B, 4.25%, 5/20/21		2,099	2,106,344
Connolly Corp.:
1st Lien Term Loan, 4.50%, 5/14/21		3,443	3,449,911
2nd Lien Term Loan, 8.00%, 5/14/22		2,125	2,132,969
Koosharem LLC, Exit Term Loan, 7.50%, 5/15/20		2,853	2,839,206
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/18/19		845	836,501
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		4,614	4,603,818
Waste Industries USA, Inc., Term Loan B, 4.25%, 2/27/20		657	660,102
West Corp., Term Loan B10, 3.25%, 6/30/18		1,248	1,245,411

			26,980,165
Communications Equipment — 1.8%
Applied Systems, Inc.:
1st Lien Term Loan, 4.25% - 5.50%, 1/25/21		602	602,977
2nd Lien Term Loan, 7.50%, 1/24/22		540	542,700

.

14	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Communications Equipment (concluded)
Avaya, Inc., Term Loan B7, 6.25%, 4/16/20	USD	3,625	$3,572,147
Blue Coat Systems, Inc., 2015 Term Loan, 4.50%, 5/15/22		940	941,175
CommScope, Inc.:
Incremental Term Loan B, 3.75%, 5/21/22		555	555,694
Term Loan B3, 2.69%, 1/21/17		805	804,382
Riverbed Technology, Inc., Term Loan B, 6.00%, 4/24/22		430	434,033
Telesat Canada, Term Loan A, 4.10%, 3/24/17	CAD	2,170	1,734,928
Zayo Group LLC/Zayo Capital, Inc., Term Loan B, 3.75%, 5/06/21	USD	4,849	4,841,515

			14,029,551
Construction & Engineering — 0.3%
AECOM Technology Corp., Term Loan B, 3.75%, 10/15/21		807	812,127
Centaur Acquisition LLC, 2nd Lien Term Loan, 8.75%, 2/20/20		1,185	1,191,909

			2,004,036
Construction Materials — 0.9%
Filtration Group Corp., 1st Lien Term Loan, 4.25%, 11/21/20		597	598,740
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		6,621	6,626,115

			7,224,855
Containers & Packaging — 0.4%
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/21		1,959	1,958,703
BWAY Holding Co., Inc., Term Loan B, 5.50%, 8/14/20		1,082	1,085,427

			3,044,130
Distributors — 0.4%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		3,241	3,235,919
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/01/21		300	302,751

			3,538,670
Diversified Consumer Services — 1.5%
Allied Security Holdings LLC:
1st Lien Term Loan, 4.25%, 2/12/21		2,668	2,668,835
Floating Rate Loan Interests (c)		Par (000)	Value
Diversified Consumer Services (concluded)
Allied Security Holdings LLC (concluded):
2nd Lien Term Loan, 8.00%, 8/13/21	USD	599	$600,991
Bright Horizons Family Solutions, Inc.:
Incremental Term Loan B1, 4.50%, 1/30/20		1,505	1,510,457
Term Loan B, 4.00% — 5.25%, 1/30/20		1,535	1,536,593
ServiceMaster Co., 2014 Term Loan B, 4.25%, 7/01/21		4,996	5,008,650
Weight Watchers International, Inc., Term Loan B2, 4.00%, 4/02/20		580	286,782

			11,612,308
Diversified Financial Services — 0.8%
AssuredPartners Capital, Inc., 1st Lien Term Loan, 5.00%, 3/31/21		1,343	1,343,252
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.50%, 12/01/18		2,393	2,401,259
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		1,154	1,156,493
TransFirst, Inc., 2014 1st Lien Term Loan, 5.50%, 11/12/21		1,496	1,496,624

			6,397,628
Diversified Telecommunication Services — 2.1%
Consolidated Communications, Inc., Term Loan B, 4.25%, 12/23/20		1,806	1,808,587
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		2,823	2,832,765
Integra Telecom, Inc.:
2015 1st Lien Term Loan, 5.25%, 8/05/20		1,774	1,764,197
2nd Lien Term Loan, 9.75%, 2/21/20		1,063	1,068,297
Level 3 Financing, Inc.:
2013 Term Loan B, 4.00%, 1/15/20		8,605	8,599,665

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2015	15

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Diversified Telecommunication Services (concluded)
Level 3 Financing, Inc. (concluded):
2019 Term Loan, 4.00%, 8/01/19	USD	920	$919,254

			16,992,765
Electric Utilities — 0.3%
American Energy — Marcellus LLC, 1st Lien Term Loan, 5.25%, 8/04/20		659	499,870
American Energy — Utica LLC:
2nd Lien Delayed Draw Term Loan, 11.00%, 9/30/18		805	757,087
2nd Lien Term Loan, 5.50%, 9/30/18		481	451,512
Incremental 2nd Lien Term Loan, 11.00%, 9/30/18		806	757,202

			2,465,671
Electrical Equipment — 0.3%
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 5/05/16		1,227	1,232,548
Extended Term Loan, 4.67%, 10/10/17 (a)(f)		2,375	1,442,812

			2,675,360
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC, Term Loan, 3.25%, 4/29/20		2,922	2,912,900
Energy Equipment & Services — 0.8%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		3,292	3,305,814
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		3,286	3,231,352

			6,537,166
Food & Staples Retailing — 0.6%
New Albertson’s, Inc., Term Loan, 4.75%, 6/27/21		1,060	1,062,324
Rite Aid Corp.:
5.75%, 8/21/20		695	701,950
4.88%, 6/21/21		1,475	1,476,844
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		1,400	1,403,442

			4,644,560
Food Products — 2.2%
Diamond Foods, Inc., Term Loan, 4.25%, 8/20/18		2,854	2,854,494
Floating Rate Loan Interests (c)		Par (000)	Value
Food Products (concluded)
Dole Food Co., Inc., Term Loan B, 4.50% — 5.75%, 11/01/18	USD	2,505	$2,517,927
Hearthside Group Holdings LLC, Term Loan, 4.50%, 6/02/21		2,402	2,408,863
Pabst Brewing Co., Inc., Term Loan, 5.75%, 10/21/21		2,686	2,703,147
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		2,289	2,297,810
Pinnacle Foods Finance LLC, Term Loan G, 3.00%, 4/29/20		1,846	1,840,478
Post Holdings Inc., Series A Incremental Term Loan, 3.75%, 6/02/21		700	697,571
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		1,829	1,618,488
2nd Lien Term Loan, 10.75%, 11/01/19		995	761,175

			17,699,953
Health Care Equipment & Supplies — 2.0%
Biomet, Inc., Term Loan B2, 3.68%, 7/25/17		2,078	2,075,434
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		1,689	1,685,012
DJO Finance LLC, 2015 Term Loan, 4.25%, 4/21/20		2,220	2,223,463
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		97	96,863
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		2,413	2,422,345
Leonardo Acquisition Corp., Term Loan, 4.25%, 1/31/21		1,632	1,631,250
Millennium Health LLC, Term Loan B, 5.25%, 4/16/21		1,077	739,277
National Vision, Inc., 1st Lien Term Loan, 4.00% — 5.25%, 3/12/21		2,476	2,448,008
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		3,056	3,012,627

			16,334,279
Health Care Providers & Services — 4.9%
Acadia Healthcare Co., Inc., Term Loan B, 4.25%, 2/11/22		482	485,859
Air Medical Group Holdings, Inc., Term Loan B, 4.50%, 4/06/22		1,250	1,244,200
Amedisys, Inc., 2nd Lien Term Loan, 8.50%, 6/25/20		2,125	2,082,500

16	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Health Care Providers & Services (concluded)
Amsurg Corp., 1st Lien Term Loan B, 3.75%, 7/16/21	USD	1,935	$1,940,238
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18		709	709,245
CHG Healthcare Services Inc., Term Loan, 4.25%, 11/19/19		2,738	2,748,163
Community Health Systems, Inc.:
Term Loan F, 3.53%, 12/31/18		1,386	1,389,487
Term Loan G, 3.75%, 12/31/19		2,089	2,089,134
Term Loan H, 4.00%, 1/27/21		3,843	3,850,061
ConvaTec, Inc., Term Loan, 4.00%, 12/22/16		1,837	1,836,815
Curo Health Services LLC, 2015 1st Lien Term Loan, 6.50%, 2/07/22		1,450	1,460,266
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		6,957	6,969,600
Envision Acquisition Co. LLC, Term Loan, 5.75%, 11/04/20		1,285	1,287,430
Genesis HealthCare Corp., Term Loan B, 10.00%, 12/04/17		1,335	1,361,841
MPH Acquisition Holdings LLC, Term Loan, 3.75%, 3/31/21		1,482	1,478,338
National Mentor Holdings, Inc., Term Loan B, 4.25%, 1/31/21		1,115	1,116,374
Sterigenics-Nordion Holdings LLC, Term Loan B, 4.25%, 5/15/22		665	665,000
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		990	994,012
Surgical Care Affiliates, Inc., Term Loan B, 4.25%, 3/17/22		450	451,125
Tenet Healthcare Corp.:
Interim Term Loan, 4.50%, 3/22/16		3,225	3,225,000
U.S. Renal Care, Inc., 2013 Term Loan, 4.25%, 7/03/19		1,995	1,996,593

			39,381,281
Health Care Technology — 0.5%
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		2,589	2,584,320
Floating Rate Loan Interests (c)		Par (000)	Value
Health Care Technology (concluded)
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19	USD	1,308	$1,306,359

			3,890,679
Hotels, Restaurants & Leisure — 6.6%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		1,194	1,191,612
2nd Lien Term Loan, 8.00%, 8/01/22		8,380	8,481,230
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		1,572	1,576,750
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		1,821	1,771,081
Burger King Newco, Term Loan B, 3.75%, 12/10/21		5,122	5,124,625
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		8,474	8,138,547
CCM Merger, Inc., Term Loan B, 4.50%, 8/08/21		1,155	1,160,479
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		4,118	4,124,288
Intrawest ULC, Term Loan, 4.75%, 12/09/20		1,002	1,007,956
La Quinta Intermediate Holdings LLC, Term Loan B, 4.00%, 4/14/21		6,285	6,296,059
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		1,626	1,625,318
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		2,164	2,161,047
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		945	947,505
Sabre, Inc.:
Incremental Term Loan, 4.00%, 2/19/19		635	635,522
Term Loan B, 4.00%, 2/19/19		870	870,445
Scientific Games International, Inc.:
2014 Term Loan B1, 6.00%, 10/18/20		981	984,925
2014 Term Loan B2, 6.00%, 10/01/21		998	1,000,991
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		2,293	2,297,009

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2015	17

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Travelport Finance (Luxembourg) Sarl, 2014 Term Loan B, 5.75%, 9/02/21	USD	3,388	$3,415,723

			52,811,112
Household Products — 0.5%
Bass Pro Group LLC, Term Loan, 3.75% — 5.25%, 11/20/19		1,986	1,985,583
Spectrum Brands, Inc., Term Loan C, 3.50%, 9/04/19		2,122	2,126,060

			4,111,643
Independent Power and Renewable Electricity Producers — 0.7%
Calpine Construction Finance Co., LP, Term Loan B1, 3.00%, 5/03/20		807	795,193
Calpine Corp., Term Loan B5, 3.50%, 5/19/22		1,260	1,256,711
Energy Future Intermediate Holding Co. LLC, DIP Term Loan, 4.25%, 6/19/16		2,104	2,112,351
Granite Acquisition Inc.:
Term Loan B, 5.00%, 12/19/21		1,703	1,723,313
Term Loan C, 5.00%, 12/19/21		75	76,015

			5,963,583
Industrial Conglomerates — 0.2%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		2,240	1,974,199
Insurance — 0.8%
Alliant Holdings I, Inc.:
Term Loan B, 5.00%, 12/20/19		714	719,739
Term Loan B1, 5.00%, 12/20/19		169	169,791
Cooper Gay Swett & Crawford of Delaware Holding Corp., 1st Lien Term Loan, 5.00%, 4/16/20		1,025	952,808
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		1,653	1,633,460
2nd Lien Term Loan, 6.75%, 2/28/22		1,650	1,624,227
Floating Rate Loan Interests (c)		Par (000)	Value
Insurance (concluded)
York Risk Services Holding Corp., Term Loan B, 4.75%, 10/01/21	USD	1,245	$1,234,267

			6,334,292
Internet Software & Services — 1.1%
Dealertrack Technologies, Inc., Term Loan B, 3.50%, 2/28/21		1,574	1,571,507
Go Daddy Operating Co. LLC, Term Loan B, 4.25%, 5/13/21		2,432	2,438,847
Interactive Data Corp., 2014 Term Loan, 4.75%, 5/02/21		3,299	3,308,349
W3 Co.:
1st Lien Term Loan, 5.75%, 3/13/20		1,107	1,024,345
2nd Lien Term Loan, 9.25%, 9/11/20		289	253,116

			8,596,164
IT Services — 2.4%
Epicor Software Corp., 1st Lien Term Loan, 4.75%, 5/08/22		1,650	1,651,551
First Data Corp.:
2018 Extended Term Loan, 3.68%, 3/24/18		12,272	12,262,096
2018 Term Loan, 3.68%, 9/24/18		1,935	1,933,529
InfoGroup, Inc., Term Loan, 7.50%, 5/26/18		942	911,663
SunGard Data Systems, Inc.:
Term Loan C, 3.93%, 2/28/17		1,080	1,080,453
Term Loan E, 4.00%, 3/08/20		414	414,571
Vantiv LLC, 2014 Term Loan B, 3.75%, 6/13/21		1,240	1,243,580

			19,497,443
Leisure Products — 0.2%
Bauer Performance Sports Ltd., Term Loan B, 4.00%, 4/15/21		1,652	1,638,871
Machinery — 1.0%
Alliance Laundry Systems LLC:
2nd Lien Term Loan, 9.50%, 12/10/19		442	444,027
Refinancing Term Loan, 4.25%, 12/10/18		1,508	1,508,738
Allison Transmission, Inc., Term Loan B3, 3.50%, 8/23/19		855	858,027

18	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Machinery (concluded)
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/30/20	USD	719	$721,715
Term Loan B3, 4.25%, 8/30/20		216	217,284
Mueller Water Products, Inc., Term Loan B, 4.00%, 11/25/21		569	572,299
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		1,907	1,904,530
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		2,105	2,042,075

			8,268,695
Media — 5.0%
Cengage Learning Acquisitions, Inc.:
1st Lien Term Loan, 8.25%, 3/31/20		6,079	6,092,819
Term Loan, 0.00%, 7/03/15 (a)(f)		2,596	—
Clear Channel Communications, Inc., Term Loan D, 6.94%, 1/30/19		3,467	3,237,457
CSC Holdings LLC, Term Loan B, 2.69%, 4/17/20		1,114	1,107,293
Hemisphere Media Holdings LLC, Term Loan B, 5.00%, 7/30/20		1,356	1,356,808
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		2,521	2,510,198
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/17/20		616	616,395
Media General, Inc., Term Loan B, 4.25%, 7/31/20		1,834	1,840,906
Mediacom Communications Corp., Term Loan F, 2.65%, 3/31/18		787	783,115
Numericable U.S. LLC:
Term Loan B1, 4.50%, 5/21/20		1,685	1,688,874
Term Loan B2, 4.50%, 5/21/20		1,457	1,461,106
Salem Communications Corp., Term Loan B, 4.50%, 3/13/20		807	805,719
SBA Senior Finance II LLC, Term Loan B1, 3.25%, 3/24/21		1,960	1,951,131
Tribune Co., 2013 Term Loan, 4.00%, 12/27/20		3,593	3,594,172
TWCC Holding Corp., Refinancing Term Loan B, 5.75%, 2/13/20		1,065	1,064,670
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		4,428	4,420,454
Virgin Media Investment Holdings Ltd., Term Loan B, 3.50%, 6/07/20		687	684,727
Floating Rate Loan Interests (c)		Par (000)	Value
Media (concluded)
WideOpenWest Finance LLC, 2015 Term Loan B, 4.50%, 4/01/19	USD	2,693	$2,690,226
Ziggo Financing Partnership:
Term Loan B1, 3.50%, 1/15/22		1,561	1,553,857
Term Loan B2A, 3.50%, 1/15/22		1,023	1,018,254
Term Loan B3, 3.50%, 1/15/22		1,682	1,674,665

			40,152,846
Metals & Mining — 0.8%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		530	446,965
Novelis, Inc., Term Loan, 3.75%, 3/10/17		4,071	4,066,531
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17		1,556	1,564,276

			6,077,772
Multiline Retail — 1.3%
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		3,460	3,470,055
2nd Lien Term Loan, 8.50%, 3/26/20		785	792,850
Dollar Tree, Inc., Term Loan B, 4.25%, 3/09/22		2,955	2,982,097
Hudson’s Bay Co., 1st Lien Term Loan, 4.75%, 11/04/20		414	415,925
The Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		2,873	2,873,403

			10,534,330
Oil, Gas & Consumable Fuels — 2.4%
Arch Coal, Inc., Term Loan B, 6.25%, 5/16/18		2,654	1,863,329
CITGO Holding Inc., 2015 Term Loan B, 9.50%, 5/12/18		1,666	1,687,347
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		2,781	2,381,963
EP Energy LLC/Everest Acquisition Finance, Inc., Term Loan B3, 3.50%, 5/24/18		2,223	2,207,348
Fieldwood Energy LLC, 1st Lien Term Loan, 3.88%, 9/28/18		857	829,892
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		487	483,110
Offshore Group Investment Ltd., Term Loan B, 5.75%, 3/28/19		193	135,687
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		2,050	2,039,750

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2015	19

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Panda Temple II Power LLC, Term Loan B, 7.25%, 4/03/19	USD	580	$553,900
Power Buyer LLC, 2nd Lien Term Loan, 8.25%, 11/06/20		200	197,500
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		1,511	1,496,100
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/21		190	177,669
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		784	781,135
Southcross Holdings Borrower LP, Term Loan B, 6.00%, 8/04/21		630	608,179
Veresen Midstream Limited Partnership, Term Loan B1, 5.25%, 3/31/22		2,395	2,412,963
WTG Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21		1,200	1,198,313

			19,054,185
Pharmaceuticals — 3.2%
Akorn, Inc., Term Loan B, 4.50%, 4/16/21		1,687	1,689,156
Concordia Healthcare Corp., Term Loan B, 4.75%, 4/21/22		620	624,650
Endo Luxembourg Finance Co. I Sarl, 2014 Term Loan B, 3.25%, 3/01/21		644	643,178
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.19%, 2/27/21		3,742	3,749,872
Horizon Pharma Holdings USA, Inc., Term Loan B, 4.50%, 4/22/21		550	552,750
Mallinckrodt International Finance SA:
Incremental Term Loan B1, 3.50%, 3/19/21		846	845,352
Term Loan B, 3.25%, 3/19/21		1,653	1,650,622
Par Pharmaceutical Cos., Inc., Term Loan B2, 4.00%, 9/30/19		3,231	3,229,006
Pharmaceutical Product Development LLC, Term Loan B, 4.00%, 12/05/18		4,195	4,199,334
Valeant Pharmaceuticals International,Inc., Term Loan B:
Series C2, 3.50%, 12/11/19		1,036	1,036,683
Series E, 3.50%, 8/05/20		1,492	1,491,977
Floating Rate Loan Interests (c)		Par (000)	Value
Pharmaceuticals (concluded)
Valeant Pharmaceuticals International,Inc., Term Loan B (concluded):
Term Loan B F1, 4.00%, 4/01/22	USD	5,693	$5,705,154

			25,417,734
Professional Services — 1.5%
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		1,827	1,825,150
2014 2nd Lien Term Loan, 7.50%, 7/25/22		1,870	1,884,493
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		3,483	3,488,324
Intertrust Group Holding BV, 2nd Lien Term Loan, 8.00%, 4/16/22		1,675	1,678,149
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,147	1,152,333
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		1,707	1,707,718

			11,736,167
Real Estate Management & Development — 1.1%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		1,441	1,445,508
DTZ US Borrower LLC, 1st Lien Term Loan, 5.50%, 11/04/21		2,319	2,327,459
Realogy Corp.:
Extended Letter of Credit, 2.21%, 10/10/16		633	626,241
Term Loan B, 3.75%, 3/05/20		4,344	4,347,992

			8,747,200
Road & Rail — 0.3%
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		1,233	1,223,306
2nd Lien Term Loan, 7.75%, 9/21/21		1,175	1,104,500

			2,327,806
Semiconductors & Semiconductor Equipment — 1.0%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21		4,555	4,558,331
Freescale Semiconductor, Inc.:
Term Loan B4, 4.25%, 2/28/20		3,218	3,226,511

20	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Semiconductors & Semiconductor Equipment (concluded)
Freescale Semiconductor, Inc.: (concluded):
Term Loan B5, 5.00%, 1/15/21	USD	404	$406,677

			8,191,519
Software — 2.2%
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		624	627,120
Term Loan B, 4.25% - 5.50%, 11/01/19		1,122	1,122,112
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/11/22		1,688	1,685,420
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		4,559	4,535,765
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		1,262	1,173,726
Kronos, Inc.:
2nd Lien Term Loan, 9.75%, 4/30/20		1,952	2,016,531
Initial Incremental Term Loan, 4.50%, 10/30/19		1,160	1,162,948
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/12/20		1,818	1,821,945
2nd Lien Term Loan, 8.50%, 10/11/21		1,250	1,247,662
Sophia LP, 2014 Term Loan B, 4.00%, 7/19/18		1,635	1,636,508
Tibco Software, Inc., Term Loan B, 6.50%, 12/04/20		274	274,244

			17,303,981
Specialty Retail — 2.5%
Academy Ltd., Term Loan, 4.50%, 8/03/18		2,313	2,318,735
Leslie’s Poolmart, Inc., Term Loan, 4.25%, 10/16/19		1,913	1,914,791
Michaels Stores, Inc.:
Incremental 2014 Term Loan B2, 4.00%, 1/28/20		2,089	2,096,399
Term Loan B, 3.75%, 1/28/20		1,615	1,615,391
Party City Holdings, Inc., Term Loan, 4.00% -5.25%, 7/27/19		2,777	2,779,635
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		2,791	2,795,497
PetSmart, Inc., Term Loan B, 4.25%, 3/11/22		4,790	4,803,364
Floating Rate Loan Interests (c)		Par (000)	Value
Specialty Retail (concluded)
Things Remembered, Inc., Term Loan B, 8.00%, 5/24/18	USD	2,036	$1,720,558

			20,044,370
Technology Hardware, Storage & Peripherals — 0.4%
Dell, Inc., Term Loan B, 4.50%, 4/29/20		3,199	3,200,686
Textiles, Apparel & Luxury Goods — 0.9%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		2,853	2,510,322
J. Crew Group, Inc., Term Loan B, 4.00%, 3/05/21		1,757	1,597,094
Kate Spade & Co., Term Loan B, 4.00%, 4/09/21		1,354	1,350,050
Polymer Group, Inc., 1st Lien Term Loan, 5.25%, 12/19/19		1,678	1,683,963

			7,141,429
Thrifts & Mortgage Finance — 0.2%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		1,513	1,515,826
Wireless Telecommunication Services — 0.3%
Communications Sales & Leasing, Inc., Term Loan B, 5.00%, 10/24/22		945	941,456
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20		1,680	1,677,555

			2,619,011
Total Floating Rate Loan Interests — 70.8%			566,386,523

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (b)(c)		1,668	1,700,099

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2015	21

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Investment Companies — 2.5%		Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF (j)	USD	223,000	$20,272,930

Other Interests (k)		Beneficial Interest (000)
Auto Components — 0.0%
Intermet Liquidating Trust, Class A,		1,154	12
Household Durables — 0.4%
Stanley Martin, Class B Membership Units (l)		2	3,222,000
Media — 0.0%
Adelphia Escrow, 0.00% (a)		7,500	75
Adelphia Preferred Escrow, 0.00% (a)		8	—
Adelphia Recovery Trust (a):
0.00%		9,406	3,762
Series ACC-6B INT, 0.00%		750	8

			3,845
Total Other Interests — 0.4%			3,225,857

Preferred Securities Capital Trusts		Shares	Value
Orange SA, 4.00% (c)(i)		250	289,018
UBS AG, 5.75% (c)(i)	EUR	200	226,799
Telefonica Europe BV, 4.20% (c)(i)		200	228,633
Preferred Stocks
Capital Markets — 0.1%
The Goldman Sachs Group, Inc., Series J, 0.00% (c)(i)	USD	13,550	336,853
Preferred Securities		Shares	Value
Trust Preferreds
Diversified Financial Services — 0.2%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (c)	USD	59,219	$1,537,901
Total Preferred Securities — 0.3%			2,619,204

Warrants (m)
Chemicals — 0.1%
GEO Specialty Chemicals, Inc., (Expired 3/31/15)		557,488	418,116
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		3,049	39,274
Total Warrants — 0.1%			457,390
Total Long-Term Investments (Cost — $1,131,237,709) — 139.4%			1,115,439,795

Options Purchased (Cost $5,867)			—
Total Investments (Cost — $1,131,243,576) — 139.4%			1,115,439,795
Liabilities in Excess of Other Assets — (39.4)%			(315,259,641)

Net Assets — 100.0%			$800,180,154

*	As of May 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,139,411,123

Gross unrealized appreciation	$27,075,468
Gross unrealized depreciation	(51,046,796)

Net unrealized depreciation	$(23,971,328)

Notes to Consolidated Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Capital, Inc.	$520,590	$5,009
JP Morgan Securities LLC	5,624,366	11,235

22	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(g)	Zero-coupon bond.

(h)	Convertible security.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	During the period ended May 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 28, 2015	Shares Purchased	Shares Held at May 31, 2015	Value at May 31, 2015	Net Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	—	$308
iShares iBoxx $ High Yield Corporate Bond ETF	—	223,000	223,000	$20,272,930	—

(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(l)	Security is held by a wholly owned subsidiary.

(m)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

Portfolio Abbreviations

ADS	American Depositary Shares Security is held by a wholly owned subsidiary
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
PIK	Payment-In-Kind
SGD	Singapore Dollar
USD	U.S. Dollar

•	As of May 31, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	151,000	USD	125,820	Goldman Sachs International	7/21/15	$(4,492)
EUR	200,000	USD	219,853	HSBC Bank USA, NA	7/21/15	(46)
EUR	515,000	USD	553,170	Royal Bank of Scotland PLC	7/21/15	12,832
EUR	146,000	USD	165,319	Standard Chartered Bank	7/21/15	(4,861)
EUR	55,000	USD	59,677	State Street Bank and Trust Co.	7/21/15	770
EUR	450,000	USD	507,949	State Street Bank and Trust Co.	7/21/15	(13,384)
GBP	172,000	USD	271,228	Goldman Sachs International	7/21/15	(8,436)
GBP	100,000	USD	154,609	Goldman Sachs International	7/21/15	(1,823)
USD	1,104,472	CAD	1,353,000	Royal Bank of Canada (UK)	7/21/15	17,345
USD	416,585	EUR	372,000	Bank of America, N.A.	7/21/15	7,745
USD	12,920,621	EUR	12,005,000	UBS AG London	7/21/15	(273,268)

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2015	23

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

•	As of May 31, 2015, forward foreign currency exchange contracts outstanding were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,202,583	GBP	2,166,000	Barclays Bank PLC	7/21/15	$(106,758)
Total						$(374,376)

•	OTC options purchased as of May 31, 2015 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount (000)	Value
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD 942.86	12/14/19	6	USD	$—

•	As of of May 31, 2015, OTC credit default swaps – sold protection outstanding were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Value	Premiums Paid (Received)	Unrealized Appreciation
MetLife, Inc.	5.00%	Deutsche Bank AG	6/20/15	A-	USD 150	$409	$118	$290
MetLife, Inc.	1.00%	UBS AG	9/20/15	A-	USD 175	497	(774)	1,271
Total						$906	$(656)	$1,561

[1] Using Standard & Poor’s rating of the issuer.
[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the trems of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

24	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

As of May 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$19,797,054	$10,221,689	$30,018,743
Common Stocks	$8,013,885	1,366,891	2,430,715	11,811,491
Corporate Bonds	—	476,272,085	2,675,473	478,947,558
Floating Rate Loan Interests	—	536,345,823	30,040,700	566,386,523
Investment Companies	20,272,930	—	—	20,272,930
Non-Agency Mortgage-Backed Securities	—	1,700,099	—	1,700,099
Other Interests	—	3,762	3,222,095	3,225,857
Preferred Securities	1,874,754	744,450	—	2,619,204
Warrants	—	418,116	39,274	457,390

Total	$30,161,569	$1,036,648,280	$48,629,946	$1,115,439,795

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,561	—	$1,561
Foreign currency exchange contracts	—	38,692	—	38,692
Liabilities:
Foreign currency exchange contracts	—	(413,068)	—	(413,068)

Total	—	$(372,815)	—	$(372,815)

[1] Derivative financial instruments are swaps and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,773,814	—	—	$1,773,814
Foreign currency at value	134,480	—	—	134,480
Liabilities:
Bank borrowings payable		$(316,000,000)		(316,000,000)

Total	$1,908,294	$(316,000,000)	—	$(314,091,706)

During the period ended May 31, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening balance, as of February 28, 2015	$1,175,186	$1,949,200	$16,414,679	$38,495,099	$3,165,836	$495,709	$61,695,709
Transfers into Level 3[1]	—	1,412,772	—	5,914,937	22,500	—	7,350,209
Transfers out of Level 3[2]	—	—	(13,769,855)	(10,473,204)	—	(479,440)	(24,722,499)
Accrued discounts/premiums	46,984	4,807	(227)	41,622	(113,131)	—	(19,945)
Net realized gain (loss)	(5,274,638)	927	—	25,018	—	—	(5,248,693)

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2015	25

Consolidated Schedule of Investments (concluded)	BlackRock Debt Strategies Fund, Inc. (DSU)

Net change in unrealized Appreciation (depreciation)[3,4]	6,077,071	74,672	(83)	340,054	146,890	23,005	6,661,609
Purchases	406,112	7,209,061	30,959	4,425,828	—	—	12,071,960
Sales	—	(429,750)	—	(8,728,654)	—	—	(9,158,404)

Closing balance, as of May 31, 2015	$2,430,715	$10,221,689	$2,675,473	$30,040,700	$3,222,095	$39,274	$48,629,946

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2015[4]	802,436	61,055	(82)	355,966	146,888	23,005	1,389,268

[1]

As of February 28, 2015, the Fund used significant observable inputs in determining the value of certain investments. As of May 31, 2015, the Fund used unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $7,350,209 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

As of February 28, 2015, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $24,722,499 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.

[4]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of May 31, 2015. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $27,886,338. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$366,172	Market Comparable Companies	Last 12 Months EBITDA Multiple[1]	6.25x
			Illiquidity Discount[2]	17.50%
	2,064,543	Market Comparable Companies	Last 12 Months EBITDA Multiple[1]	4.63x - 4.88x
			Current Fiscal Year EBITDA Multiple[1]	5.13x - 5.33x
			Discontinued Operations Expected Sale Proceeds[1]	$60 [3]
Corporate Bonds	11,958,032	Market Comparable Companies	Last 12 Months EBITDA Multiple[1]	6.25x
			Illiquidity Discount[2]	17.50%
	2,675,471	Discounted Cash Flow	Internal Rate of Return[2]	10.00%
Other Interests	3,222,000	Market Comparable Companies	Tangible Book Value Multiple[1]	1.25x
Warrants	418,116	Market Comparable Companies	Last 12 Months EBITDA Multiple[1]	6.25x
			Illiquidity Discount[2]	17.50%
	39,274	Last Dealer Mark - Adjusted	Delta Adjustment Based on Daily Movement in the Common Equity[1]	120.00%

Total	$20,743,608

[1]    Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]    Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

[3] Amount is stated in millions.

26	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Debt Strategies Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Debt Strategies Fund, Inc.

Date:	July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date:	July 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Debt Strategies Fund, Inc.

Date:	July 23, 2015